Income Taxes (Details) - Schedule of Deferred Tax - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Bad debt provision	¥ 9,176,875	¥ 387,778
Net operating losses carried forward	58,728,788	1,925,040
Valuation allowance	(58,728,788)	(1,924,497)
Deferred tax assets, net	9,176,875	388,321
Deferred tax liabilities:
Customer relationship arising from acquisition		¥ 2,191,500